Debt - Successor Debt- Narrative (Details) - USD ($)					3 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 07, 2021	Dec. 21, 2020	Dec. 02, 2020	Aug. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019	Oct. 23, 2020	Jun. 19, 2020
Debt Instrument [Line Items]
Repayments of debt	$ 114,393,000
Loss on extinguishment of debt							$ 0	$ 0	$ 2,881,000	$ 0
Interest expense					$ 3,555,000	$ 1,860,000	616,000	$ 1,000	7,762,000	$ 127,000
Other Noncurrent Assets
Debt Instrument [Line Items]
Unamortized debt issuance expense					$ 511,000				$ 545,000
Antares Capital Term Loan | Antares Capital Term Loan
Debt Instrument [Line Items]
Debt, face amount		$ 110,000,000.0
Antares Capital Term Loan | Minimum | Antares Capital Term Loan
Debt Instrument [Line Items]
Periodic payment		250,000
Principal payment		275,000
Antares Capital Revolving Credit Facility | Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		15,000,000.0
Long-term line of credit							$ 0
Antares Capital Revolving Credit Facility | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Periodic payment		$ 100,000
Antares Capital Credit Agreement
Debt Instrument [Line Items]
Stated interest rate percentage		1.00%
Repayments of debt	114,393,000
Debt instrument, increase, accrued interest	$ 136,000
Antares Capital Credit Agreement | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Variable rate		5.00%
Antares Capital Credit Agreement | Base Rate
Debt Instrument [Line Items]
Variable rate		4.00%
Antares Capital Credit Agreement | Fed Funds Effective Rate Overnight Index Swap Rate
Debt Instrument [Line Items]
Variable rate		0.50%
Antares Capital Credit Agreement | Eurodollar
Debt Instrument [Line Items]
Variable rate		1.00%
Promissory Note 1 | Notes Payable to Banks
Debt Instrument [Line Items]
Debt, face amount				$ 15,200,000
Stated interest rate percentage				2.75%
Repayments of debt		$ 15,200,000
Interest expense		122,000
Promissory Note 1 | Promissory Notes
Debt Instrument [Line Items]
Debt, face amount												$ 15,200,000
Stated interest rate percentage												2.10%
Repayments of debt				$ 15,200,000
Interest expense				$ 65,000
Promissory Note 2 | Notes Payable to Banks
Debt Instrument [Line Items]
Debt, face amount											$ 29,200,000
Stated interest rate percentage											2.75%
Repayments of debt		29,200,000
Interest expense		$ 138,000
Promissory Note 3 | Notes Payable to Banks
Debt Instrument [Line Items]
Debt, face amount			$ 31,700,000
Stated interest rate percentage			2.75%
Repayments of debt			$ 31,700,000
Interest expense			$ 48,000
Bank of America Senior Revolver
Debt Instrument [Line Items]
Line of credit facility collateral percentage	100.00%
Line of credit facility increase in maximum borrowing capacity	$ 18,800,000
Line of credit facility increase in maximum borrowing capacity as percentage of EBITDA	100.00%
Bank of America Senior Revolver | Base Rate
Debt Instrument [Line Items]
Variable rate	2.00%
Bank of America Senior Revolver | Fed Funds Effective Rate Overnight Index Swap Rate
Debt Instrument [Line Items]
Variable rate	0.50%
Bank of America Senior Revolver | Bloomberg Short-Term Yield Index Rate
Debt Instrument [Line Items]
Variable rate	1.00%
Bank of America Senior Revolver | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 50,000,000.0